Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of reconciliation of the changes in the benefit obligations
The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Change in projected benefit obligation:
Benefit obligation, January 1	$583,080	$456,402	$12,782	$11,081	$55,832	$62,305	$651,694	$529,788
Service cost	12,851	4,952	1,042	985	282	586	14,175	6,523
Interest cost	23,987	23,068	560	574	2,122	2,528	26,669	26,170
Actuarial (gain) loss	(42,863)	113,410	3,360	(2,092)	(9,504)	3,376	(49,007)	114,694
Regular benefits paid	(16,238)	(14,752)	(1,446)	(508)	(4,874)	(16,874)	(22,558)	(32,134)
Amendment	—	—	—	(569)	—	3,911	—	3,342
Acquisition	—	—	339	3,311	—	—	339	3,311
Benefit obligation, December 31	$560,817	$583,080	$16,637	$12,782	$43,858	$55,832	$621,312	$651,694
Accumulated benefit obligation	$544,011	$562,760	$16,637	$12,782	$42,182	$50,032	$602,830	$625,574

Schedule of fair value of plan assets

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Change in plan assets:
Value of plan assets, January 1	$443,962	$404,335	$—	$—	$—	$—	$443,962	$404,335
Actual return on plan assets	(593)	43,662	—	—	—	—	(593)	43,662
Employer contributions	—	10,717	1,446	508	4,874	16,874	6,320	28,099
Benefits paid	(16,238)	(14,752)	(1,446)	(508)	(4,874)	(16,874)	(22,558)	(32,134)
Value of plan assets, December 31	$427,131	$443,962	$—	$—	$—	$—	$427,131	$443,962

Schedule of fair value of plan assets and the underfunded status

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Under funded status at December 31	$(133,686)	$(139,118)	$(16,637)	$(12,782)	$(43,858)	$(55,832)	$(194,181)	$(207,732)

Schedule of amounts recognized in the consolidated balance sheets
The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Amounts recognized in consolidated balance sheets:
Other liabilities	$(133,686)	$(139,118)	$(16,637)	$(12,782)	$(43,858)	$(55,832)	$(194,181)	$(207,732)
Accumulated other comprehensive income (loss)	(139,316)	(165,652)	8,540	14,390	(890)	(11,990)	(131,666)	(163,252)

Schedule of amounts recognized in AOCI that have not yet been recognized as components of net periodic benefit costs
The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2015:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(139,316)	$(90,555)	$6,815	$4,430	$1,311	$852	$(131,190)	$(85,273)
Net prior service (cost) credit	—	—	1,725	1,121	(2,201)	(1,431)	(476)	(310)
	$(139,316)	$(90,555)	$8,540	$5,551	$(890)	$(579)	$(131,666)	$(85,583)

Schedule of information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the next fiscal year
The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2016:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(9,940)	$(6,461)	$341	$222	$61	$40	$(9,538)	$(6,199)
Prior service (cost) credit	—	—	1,102	716	(501)	(326)	601	390
	$(9,940)	$(6,461)	$1,443	$938	$(440)	$(286)	$(8,937)	$(5,809)

Schedule of expected benefit payments
The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2016	$17,148	$787	$3,337
2017	18,164	805	3,320
2018	19,820	800	2,852
2019	21,211	880	2,535
2020	22,753	913	2,510
2021 through 2025	144,889	5,997	17,504

Schedule of net periodic (benefit) cost
Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic cost:
Service cost	$12,851	$4,952	$5,527
Interest cost	23,987	23,068	20,897
Expected return on plan assets	(28,345)	(29,288)	(24,499)
Amortization of unrecognized prior service cost	13	51	51
Amortization of loss from earlier periods	12,398	2,898	16,001
Net periodic cost	$20,904	$1,681	$17,977

	Post-Retirement Medical Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic benefit:
Service cost	$1,042	$985	$947
Interest cost	560	574	512
Amortization of unrecognized prior service benefit	(1,640)	(1,706)	(1,650)
Amortization of gain from earlier periods	(511)	(450)	(348)
Net periodic benefit	$(549)	$(597)	$(539)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic cost:
Service cost	$282	$586	$1,002
Interest cost	2,122	2,528	2,548
Amortization of unrecognized prior service cost	933	4,844	933
Amortization of loss from earlier periods	663	282	1,299
Settlement	—	1,857	—
Net periodic cost	$4,000	$10,097	$5,782

Schedule of weighted average interest rate assumptions used in determining benefit obligations
The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2015	2014
Discount rate	4.55%	4.17%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2015	2014
Discount rate	4.31%	3.94%
Initial health care cost trend	7.00%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2018

	Supplemental Executive Retirement Plan
	December 31,
	2015	2014
Discount rate	4.22%	3.99%
Rate of compensation increase	4.00%	4.00%

Schedule of weighted average interest rate assumptions used in determining the net periodic (benefit) cost
The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2015	2014
Discount rate	4.17%	5.11%
Expected return on plan assets	6.50%	7.25%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2015	2014
Discount rate	3.94%	4.83%
Initial health care cost trend	6.50%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2015	2014
Discount rate	3.99%	4.61%
Rate of compensation increase	4.00%	4.00%

Schedule of effect of one-percentage-point change in assumed healthcare cost trend rates
The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$271	$(225)
Increase (decrease) on post-retirement benefit obligation	2,099	(1,801)

Schedule of investment of defined benefit pension plan assets	The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2015	2014
Equity securities	67%	65%
Debt securities	31%	33%
Other	2%	2%
Total	100%	100%

Schedule of defined benefit retirement plan assets measured at fair value on a recurring basis
The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$94,751	$—	$94,751
Midcap index funds	—	88,267	—	88,267
World equity index funds	—	8,511	—	8,511
U.S. equity market funds	—	94,471	—	94,471
Total common collective trust funds	—	286,000	—	286,000
Fixed maturity investments:
U.S. government direct obligations and agencies	—	6,753	—	6,753
Obligations of U.S. states and their municipalities	—	19,074	—	19,074
Corporate debt securities	—	93,811	—	93,811
Asset-backed securities	—	8,149	—	8,149
Commercial mortgage-backed securities	—	2,926	—	2,926
Total fixed maturity investments	—	130,713	—	130,713
Preferred stock	280	—	—	280
Limited partnership investments	—	—	7,654	7,654
Money market funds	2,484	—	—	2,484
Total defined benefit plan assets	$2,764	$416,713	$7,654	$427,131

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$93,415	$—	$93,415
Midcap index funds	—	90,159	—	90,159
World equity index funds	—	8,759	—	8,759
U.S. equity market funds	—	93,911	—	93,911
Total common collective trust funds	—	286,244	—	286,244
Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,308	—	9,308
Obligations of U.S. states and their municipalities	—	18,838	—	18,838
Corporate debt securities	—	107,125	—	107,125
Asset-backed securities	—	8,444	—	8,444
Commercial mortgage-backed securities	—	3,048	—	3,048
Total fixed maturity investments	—	146,763	—	146,763
Preferred stock	310	—	—	310
Limited partnership investments	—	—	8,114	8,114
Money market funds	2,531	—	—	2,531
Total defined benefit plan assets	$2,841	$433,007	$8,114	$443,962

Schedule of defined benefit retirement plan assets measured at fair value on a recurring basis for which Level 3 inputs are utilized
The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair value measurements using significant unobservable inputs (Level 3) limited partnership interest
	Year Ended December 31,
	2015	2014
Balance, January 1	$8,114	$7,557
Actual return on plan assets	(655)	510
Capital contributions to limited partnership interest	1,319	656
Capital distributions from limited partnership interest	(1,124)	(609)
Balance, December 31	$7,654	$8,114

Schedule of targets for the allocation of invested Defined Benefit Pension Plan assets
The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2016:

December 31, 2016
Equity securities	30%
Debt securities	52%
Other	18%
Total	100%